TrueShares Structured Outcome (January) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 11.2%(a)(b)	Notional Amount	Contracts	Value
Call Options - 11.2%			$–
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	$5,701,463	109	$786,884
TOTAL PURCHASED OPTIONS (Cost $375,813)			$786,884

SHORT-TERM INVESTMENTS - 90.0%
Money Market Funds - 0.4%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		31,712	31,712
U.S. Treasury Bills - 89.6%		Par
5.04%, 12/26/2024(d)		$6,571,000	6,334,068
TOTAL SHORT-TERM INVESTMENTS (Cost $6,376,818)			6,365,780

TOTAL INVESTMENTS - 101.2% (Cost $6,752,631)			$7,152,664
Liabilities in Excess of Other Assets - (1.2)%			(80,555)
TOTAL NET ASSETS - 100.0%			$7,072,109

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (January) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (1.1)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (1.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $427.78	$8,055,278	154	$74,926
TOTAL OPTIONS WRITTEN (Premiums received $199,621)			$74,926

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (January) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$786,884	$–	$786,884
Money Market Funds	31,712	–	–	31,712
U.S. Treasury Bills	–	6,334,068	–	6,334,068
Total Assets	$31,712	$7,120,952	$–	$7,152,664

Liabilities:
Options Written	$–	$74,926	$–	$74,926
Total Liabilities	$–	$74,926	$–	$74,926

Refer to the Schedule of Investments for industry classifications.